The Hartford High Yield Fund Investment Strategy - The Hartford High Yield Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	The Fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (also referred to as “junk bonds”). In seeking to achieve the Fund’s investment objective, the sub-adviser, Wellington Management Company LLP (“Wellington Management”), invests in specific issuers and securities that it considers to be attractive for providing current income as well as total return. The Fund may invest in various types of debt securities, but primarily invests in corporate bonds. The Fund may invest up to 30% of its net assets in securities of foreign issuers, including non-dollar securities. Wellington Management generally seeks to hedge any foreign currency exposure back to U.S. dollars. The Fund may invest in bonds of any maturity or duration. The Fund may make use of derivative investments, including futures and options, swap transactions, forwards and foreign currency transactions to manage risk (including mitigating the effects of foreign currency fluctuations), to replicate securities the Fund could buy that are not currently available in the market, to manage liquidity, or for other investment purposes. The Fund may invest in “Rule 144A” securities, which are privately placed, restricted securities that may only be resold under certain circumstances to other qualified institutional buyers.As part of the portfolio construction process, Wellington Management combines its top-down strategy with its bottom-up fundamental research. As part of this process, Wellington Management focuses on risk management; analysis of the business cycle; and sector and quality positioning.Non-investment grade securities are securities rated “Ba” or lower by Moody’s Ratings, “BB” or lower by S&P Global Ratings or “BB” or lower by Fitch Ratings, Inc., or securities which, if unrated, are determined by Wellington Management to be of comparable quality. Debt securities include fixed income securities of any type, including but not limited to, corporate debt (including bonds), bank loans, loan participation interests, government debt, and other securities that have debt-like characteristics, such as certain convertible bonds and preferred securities. Debt securities may pay fixed, variable or floating interest rates.